Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001703056
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	ADT Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38352
Entity Tax Identification Number	47-4116383
Entity Address, Address Line One	1501 Yamato Road
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	988-3600
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ADT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false